Shareholders' equity - Recapitalization Narrative (Details) - CAD ($) $ in Millions		8 Months Ended
	Dec. 02, 2016	Dec. 02, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)			110,111,074	108,391,625	106,397,037
Basis of common shares for every share (shares)	10,000,000	10,000,000
Redemption of Class A senior preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0	0				53,144,000
Value of issued capital	$ 53.1	$ 53.1
Redemption of Class A junior preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0	0				3,426,892
Value of issued capital	$ 4.1	$ 4.1
Return of capital on Class A common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	100,000,000	100,000,000			0	7
Return of capital paid	$ 0.7	$ 0.7
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	30,000,000	30,000,000
Class D preferred
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0	0				0
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	63,576,003	63,576,003
Class D preferred
Disclosure of classes of share capital [line items]
Value of issued capital	$ 63.6	$ 63.6
Retained earnings | Redemption of Class A junior preferred shares
Disclosure of classes of share capital [line items]
Excess redemption price paid over stated capital amount	(0.4)	(0.4)
Retained earnings | Class D preferred
Disclosure of classes of share capital [line items]
Excess redemption price paid over stated capital amount	(6.7)	(6.7)
Contributed surplus | Class D preferred
Disclosure of classes of share capital [line items]
Excess redemption price paid over stated capital amount	$ 56.9	$ 56.9